[LETTERHEAD]
November 14, 2008
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”) (1933 Act File No.: 033-00507) (1940 Act File No.: 811-04556)
Dear Sir/Madam:
On behalf of the Trust, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and statement of additional information for the Trust dated November 10, 2008, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus and statement of additional information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 74) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 10, 2008 via EDGAR (Accession Number 0000950144-08-008370).
Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

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